FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on a Non-Recurring Basis, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reclassified, held and used		$ 29,202	$ 31,199
Non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current assets held for sale		0	245
Level 3 | Non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current assets held for sale		$ 0	$ 245
Held For Sale | Certain Products For Disposal, September 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	$ 8